Cash Flow Information	12 Months Ended
Jun. 30, 2022
Cash Flow Information [abstract]
CASH FLOW INFORMATION

14. CASH FLOW INFORMATION

	Years Ended June 30,
	2022	2021	2020

(a) Reconciliation of Net Loss to Net Cash Flows Used In Operations
Net loss	(12,847,061)	(15,309,353)	(13,456,800)

Non-cash items
Depreciation of property and equipment	17,848	18,662	25,988
Depreciation on leased assets	36,366	56,707	86,439
Others	61	(145)	-
Share-based payment expenses	1,506,122	1,884,763	(12,016)
Foreign exchange (gain)/loss	(2,813,635)	426,782	(262,977)
	-	-	-
Changes in assets and liabilities
(Increase)/Decrease in trade and other receivables	(447,684)	(4,216,356)	4,768,176
(Increase)/Decrease in other current assets	(516,176)	(517,617)	53,633
Increase/(Decrease) in trade and other payables	2,604,001	432,905	(648,570)
(Decrease) in other current liabilities	-	-	(1,577)
Increase/(Decrease) in provision for employee entitlements	122,884	(106,417)	16,582

Net cash flows used in operating activities	(12,337,274)	(17,330,069)	(9,431,122)

(b) Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	34,806,799	28,115,516	9,196,892

Closing cash and cash equivalents balance	34,806,799	28,115,516	9,196,892

(c) Non-Cash Financing and Investing Activities

There were no non-cash financing and investing activities during the years ended June 30, 2022, 2021 and 2020.